Cost of sales	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cost of sales
30	Cost of sales

Cost of sales is analysed as follows:

	2018	2017
Opening inventories	91,077	91,014
Purchases	177,591	180,872
Labor	89,827	92,330
Third party manufacturers	6,039	8,725
Other manufacturing costs	29,004	37,605
Amortization charge of capital grants	(1,061)	(1,068)
Closing inventoires	(84,227)	(91,077)

Total	308,250	318,401

The line item “Other manufacturing costs” includes the depreciation expenses of property plant and equipment used in the production of finished goods. The depreciation expense amounted to 7,489 and 8,638 for the years ended December 31, 2018 and 2017, respectively.